NOTE 4: RELATED PARTY TRANSACTION	3 Months Ended	12 Months Ended
	Nov. 30, 2013	Aug. 31, 2013
Related Party Transactions [Abstract]
NOTE 4: RELATED PARTY TRANSACTION

NOTE 4: RELATED PARTY TRANSACTION

On June 24, 2013, the Company accepted a subscription for 20,000,000 shares of its common stock at a purchase price of $0.005 per share for total cash consideration of $100,000 from Ophion Management Ltd., a Canadian corporation controlled by Thomas Mills, who is also the controlling shareholder of the Company. On June 28, 2013, the subscription was rescinded by mutual consent and a promissory note for the principal amount of $100,000 (the “Promissory Note”) was issued by the Company to Ophion Management Ltd. The Promissory Note was due on demand and accrued simple interest at the rate of 20% per year from June 20, 2013. The Promissory Note was assigned to Mr. Mills on October 7, 2013.

On October 24, 2013, the Company entered into a debt restructuring agreement with Mr. Mills, whereby he agreed to surrender the Promissory Note for cancellation. In exchange for the Promissory Note, the Company agreed to issue a convertible promissory note with a fixed maturity date of December 31, 2013 (the “Convertible Note”). The Convertible Note, accrues simple interest at the rate of 20% per annum from June 20, 2013, and is convertible at any time by the holder of the Convertible Note into shares of the Company’s common stock at the rate of one share for each $0.005 of indebtedness secured by the Convertible Note.

On October 28, 2013, the Promissory Note was cancelled and the Convertible Note was issued.

On November 20, 2013, the Convertible Note was rescinded by agreement and a subscription by Mr. Mills for 20,000,000 shares of the Company’s common stock at $0.005 per share was accepted by the Company.

On December 2, 2013, we acquired a two mineral exploration licenses from our controlling shareholder, who staked them on our behalf at a cost of $960 CAD. See “NOTE 4: SUBSEQUENT EVENTS”

NOTE 4: RELATED PARTY TRANSACTION

On June 24, 2013, the Company accepted a subscription for 20,000,000 shares of its common stock at a purchase price of $0.005 per share for total cash consideration of $100,000 from Ophion Management Ltd., a Canadian corporation controlled by Thomas Mills, who is also the controlling shareholder of the Company. On June 28, 2013, the subscription was rescinded by mutual consent and a promissory note for the principal amount of $100,000 (the “Promissory Note”) was issued by the Company to Ophion Management Ltd. The Promissory Note was due on demand and accrued simple interest at the rate of 20% per year from June 20, 2013. The Promissory Note was assigned to Mr. Mills on October 7, 2013.

On October 24, 2013, the Company entered into a debt restructuring agreement with Mr. Mills, whereby he agreed to surrender the Promissory Note for cancellation. In exchange for the Promissory Note, the Company agreed to issue a convertible promissory note with a fixed maturity date of December 31, 2013 (the “Convertible Note”). The Convertible Note, accrues simple interest at the rate of 20% per annum from June 20, 2013, and is convertible at any time by the holder of the Convertible Note into shares of the Company’s common stock at the rate of one share for each $0.005 of indebtedness secured by the Convertible Note.

On October 28, 2013, the Promissory Note was cancelled and the Convertible Note was issued.

On November 20, 2013, the Convertible Note was rescinded by agreement and a subscription by Mr. Mills for 20,000,000 shares of the Company’s common stock at $0.005 per share was accepted by the Company.

See also Note 6: Subsequent Events.